<CENTER> UNITED STATES SECURITIES AND EXCHANGE COMMISSION
<CENTER> WASHINGTON, DC 20549

<CENTER> FORM 13F

<CENTER> FORM 13F COVER PAGE

<CENTER> REPORT OF THE CALENDAR YEAR ENDED:  September 30, 2011

Check here if Amendment  [  ]; Amendment Number:  ______

This Amendment (Check only one):  [  ]  is a restatement
                                  [  ]  adds new holdings entries

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

Name:        Chapter IV Investors, LLC
Address:     301 South Tryon Street, Suite 1850
             Charlotte, NC 28202

13F File Number:  028-12694

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

PERSON SIGNING THE REPORT ON BEHALF OF REPORTING MANAGER:

Name:        Kimberly Sturkey
Title:       Chief Financial Officer
Phone:       (704) 644-4072

SIGNATURE, PLACE, AND DATE OF SIGNING:

/s/  Kimberly Sturkey    Charlotte, NC               11/14/2011
-----------------------  -------------------------  ----------------------------
Signature                Place                       Date

REPORT TYPE:

[X]   13F Holdings Report
[ ]   13F Notice
[ ]   13F COMBINATION REPORT

LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:
NONE

<CENTER> FORM 13F SUMMARY PAGE

REPORT SUMMARY:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   11

Form 13F Information Table Value Total:  $187,102
                                        (thousands)

LIST OF OTHER INCLUDED MANAGERS:

NONE

<CENTER> FORM 13F INFORMATION TABLE

COLUMN 1               COLUMN 2  COLUMN 3  COLUMN 4           COLUMN 5           COLUMN 6    COLUMN 7        COLUMN 8
---------------------  --------  --------  ---------  -------------------------  ----------  --------  ---------------------
                       TITLE OF             VALUE     SHARES OR                  INVESTMENT  OTHER        VOTING AUTHORITY
NAME OF ISSUER           CLASS    CUSIP    (X $1000)   PRN AMT  SH/PRN PUT/CALL  DISCRETION  MANAGERS  SOLE      SHARED NONE
---------------------  --------  --------  ---------  --------- ------ --------  ----------  --------  --------- ------ ----
Clear Channel Outdoor  CL A	 18451C109 $   9,360  1,000,000 sh		 SOLE		       1,000,000
EQT Corporation COM	 26884L109 $  12,273  230,000	Sh		 SOLE		       230,000
EXCO Resources  COM       269279402 $   4,288    400,000 Sh               SOLE                  400,000
Lamar Advertising      CL A      512815101 $  20,010  1,175,000 Sh               SOLE                  1,175,000
Martin Marietta Matls  COM       573284106 $  38,564    610,000 Sh               SOLE                    610,000
National Fuel Gas Co  COM       636180101 $   3,992      82,000 Sh               SOLE                     82,000
Packaging Corp of America        COM       695156109 $  11,650  500,000 Sh               SOLE                  500,000
Range Resources Corp  COM       75281A109 $  25,722    440,000 Sh               SOLE                    440,000
Rock-Tenn Company      CL A      772739207 $  45,652    937,804 Sh               SOLE                    937,804
Scripps Networks Interactive      CL A      811065101 $   8,122    218,500 Sh               SOLE                    218,500
Vulcan Matls Co        COM       929160109 $   7,469    271,000 Sh               SOLE                    271,000

                                           ---------
Total Value:                               $ 187,102
                                           ---------